Guarantor Non-Guarantor Subsidiary Financial Information Level 4 (Details) - Consolidating Statement of Operations (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net sales	$ 5,137	$ 4,890	$ 4,756
Cost of sales	4,576	4,282	4,232
Gross profit	561	608	524
Selling, general and administrative expense	399	304	376
Asset and goodwill impairment	5	181	23
Business realignment costs	47	21	35
Other operating expense (income), net	(8)	1	11
Operating income	118	101	79
Interest expense, net	308	303	263
Intercompany interest expense (income)	0	0	0
Loss on extinguishment of debt	0	(6)	0
Other non-operating (income) expense, net	32	2	(1)
(Loss) income from continuing operations before income tax and earnings from unconsolidated entities	(222)	(210)	(183)
Income tax (benefit) expense	22	379	(410)
Income from continuing operations before earnings from unconsolidated entities	(244)	(589)	227
(Losses) earnings from unconsolidated entities, net of taxes	20	17	19
Net income from continuing operations		(572)	246
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(224)	(572)	246
Net Income (Loss) Attributable to Noncontrolling Interest	(1)	(1)	(1)
Net Income (Loss) Attributable to Parent	(223)	(571)	247
Comprehensive income (loss)	(280)	(583)	255
Momentive Specialty Chemicals Inc. [Member]
Net sales	2,259	2,176	2,120
Cost of sales	2,001	1,868	1,802
Gross profit	258	308	318
Selling, general and administrative expense	102	76	69
Asset and goodwill impairment	0	53	0
Business realignment costs	31	12	9
Other operating expense (income), net	(11)	(1)	8
Operating income	136	168	232
Interest expense, net	300	296	234
Intercompany interest expense (income)	(92)	(103)	(54)
Loss on extinguishment of debt		4
Other non-operating (income) expense, net	101	(45)	(10)
(Loss) income from continuing operations before income tax and earnings from unconsolidated entities	(173)	16	62
Income tax (benefit) expense	(6)	361	(375)
Income from continuing operations before earnings from unconsolidated entities	(167)	(345)	437
(Losses) earnings from unconsolidated entities, net of taxes	(56)	(226)	(190)
Net income from continuing operations		(571)	247
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(223)
Comprehensive income (loss)	(280)	(583)	255
Combined Subsidiary Guarantors [Member]
Net sales	0	0	0
Cost of sales	0	0	0
Gross profit	0	0	0
Selling, general and administrative expense	0	0	0
Asset and goodwill impairment	0	0	0
Business realignment costs	0	0	0
Other operating expense (income), net	(4)	(1)	(1)
Operating income	4	1	1
Interest expense, net	0	0	0
Intercompany interest expense (income)	(1)	(1)	(1)
Loss on extinguishment of debt		0
Other non-operating (income) expense, net	0	0	0
(Loss) income from continuing operations before income tax and earnings from unconsolidated entities	5	2	2
Income tax (benefit) expense	0	0	0
Income from continuing operations before earnings from unconsolidated entities	5	2	2
(Losses) earnings from unconsolidated entities, net of taxes	31	(170)	(70)
Net income from continuing operations		(168)	(68)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	36
Comprehensive income (loss)	35	(169)	(69)
Combined Non-Guarantor Subsidiaries [Member]
Net sales	3,109	2,919	2,902
Cost of sales	2,806	2,619	2,696
Gross profit	303	300	206
Selling, general and administrative expense	297	228	307
Asset and goodwill impairment	5	128	23
Business realignment costs	16	9	26
Other operating expense (income), net	7	3	4
Operating income	(22)	(68)	(154)
Interest expense, net	8	7	29
Intercompany interest expense (income)	93	104	55
Loss on extinguishment of debt		2
Other non-operating (income) expense, net	(69)	47	9
(Loss) income from continuing operations before income tax and earnings from unconsolidated entities	(54)	(228)	(247)
Income tax (benefit) expense	28	18	(35)
Income from continuing operations before earnings from unconsolidated entities	(82)	(246)	(212)
(Losses) earnings from unconsolidated entities, net of taxes	5	4	3
Net income from continuing operations		(242)	(209)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(77)
Comprehensive income (loss)	(81)	(258)	(204)
Eliminations [Member]
Net sales	(231)	(205)	(266)
Cost of sales	(231)	(205)	(266)
Gross profit	0	0	0
Selling, general and administrative expense	0	0	0
Asset and goodwill impairment	0	0	0
Business realignment costs	0	0	0
Other operating expense (income), net	0	0	0
Operating income	0	0	0
Interest expense, net	0	0	0
Intercompany interest expense (income)	0	0	0
Loss on extinguishment of debt		0
Other non-operating (income) expense, net	0	0	0
(Loss) income from continuing operations before income tax and earnings from unconsolidated entities	0	0	0
Income tax (benefit) expense	0	0	0
Income from continuing operations before earnings from unconsolidated entities	0	0	0
(Losses) earnings from unconsolidated entities, net of taxes	40	409	276
Net income from continuing operations		409	276
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	40
Comprehensive income (loss)	$ 46	$ 427	$ 273